UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen NWQ International Value Fund

April 30, 2005

Shares	Description	Market Value
	COMMON STOCKS – 95.2%

	Consumer Discretionary – 17.3%

96,692	Dai Nippon Printing Co., Ltd. Limited Unsponsored ADR	$3,104,026

89,790	Fuji Photo Film Co., Ltd Unsponsored ADR	2,969,355

115,971	Makita Corporation Sponsored ADR	2,203,449

220,800	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	3,234,720

292,054	Sekisui House, Ltd. Sponsored ADR	3,124,978

51,646	Wacoal Corp. Sponsored ADR	3,292,433
	Consumer Staples – 11.0%

146,400	Associated British Foods plc Unsponsored ADR	2,042,280

144,731	J. Sainsbury plc Sponsored ADR	3,097,243

308,083	Kirin Brewery Company, Ltd. Sponsored ADR	3,009,971

260,329	Shiseido Company, Limited Sponsored ADR	3,315,056
	Energy – 8.4%

24,400	Eni S.p.A. Sponsored ADR	3,061,224

58,513	Shell Transport & Trading Company plc Sponsored ADR	3,152,095

39,139	Suncor Energy, Inc.	1,442,664

24,560	Technip SA ADR	1,045,274
	Financials – 4.6%

149,950	Aegon N.V.	1,883,372

35,806	Deutsche Bank AG	2,933,944
	Industrials – 4.8%

169,950	Metso Corporation Sponsored ADR	3,103,287

96,800	Tomkins plc Sponsored ADR	1,846,944
	Information Technology – 3.3%

241,014	Nintendo Co., Ltd. ADR	3,386,247
	Materials – 18.5%

106,780	Alumina Limited Sponsored ADR	1,939,125

56,600	AngloGold Ashanti Limited Sponsored ADR	1,798,748

171,798	Barrick Gold Corporation	3,834,531

120,600	DSM NV Sponsored ADR	2,026,080

51,200	Impala Platimun Holdings Limited	1,075,200

60,550	Lihir Gold Ltd. Sponsored ADR #	996,653

107,000	Lonmin plc Sponsored ADR	1,936,700

111,600	Noranda, Inc.	2,090,268

21,500	POSCO ADR	978,895

10,543	Rio Tinto plc Sponsored ADR	1,271,486

50,300	WMC Resources Limited Sponsored ADR	1,253,476
	Telecommunication Services – 15.8%

149,556	Chunghwa Telecom Co., Ltd. ADR	3,031,500

196,758	KT Corporation Sponsored ADR	3,972,544

142,400	Nippon Telegraph and Telephone Corporation ADR	2,969,040

99,900	Swisscom AG Sponsored ADR	3,447,549

103,858	Telecom Italia S.p.A., Sponsored ADR	2,954,760
	Utilities – 11.5%

568,600	CLP Holdings Limited Sponsored ADR	3,241,020

111,246	EDP – Electricidade de Portugal, S.A. Sponsored ADR	3,029,228

153,375	Korea Electric Power Corporation (KEPCO) Sponsored ADR	2,269,950

139,100	United Utilities plc Sponsored ADR	3,427,423
	Total Common Stocks – (cost $87,082,718)	98,792,738

Principal Amount (000)	Description	Market Value
	REPURCHASE AGREEMENTS – 3.6%

$3,733	State Street Bank Repurchase Agreement, 2.700%, dated 4/29/05, due 5/02/05, repurchase price $3,734,119, collateralized by $2,855,000 U.S. Treasury Bonds, 7.250%, due 8/15/22, value $3,811,234	$3,733,279

	Total Repurchase Agreements (cost $3,733,279)	3,733,279

	Total Investments (cost $90,815,997) – 98.8%	102,526,017

	Other Assets Less Liabilities – 1.2%	1,228,517

	Net Assets – 100%	$103,754,534

	# Non-income producing.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2005, the cost of investments was $90,905,934.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as follows:

	Gross unrealized:
	Appreciation	$12,043,111
	Depreciation	(423,028)

	Net unrealized appreciation of investments	$11,620,083

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund

April 30, 2005

Shares	Description	Market Value
	COMMON STOCKS – 97.1%

	Consumer Discretionary – 9.5%

127,000	Bed Bath & Beyond Inc. #	$4,725,670

60,000	Harley-Davidson Inc.	2,821,200

108,000	Lowe’s Companies, Inc.	5,627,880

30,000	Omnicom Group Inc.	2,487,000

83,000	Target Corporation	3,852,030
	Consumer Staples – 16.3%

95,000	Colgate-Palmolive Company	4,730,050

114,000	PepsiCo, Inc.	6,342,960

151,000	Procter & Gamble Company	8,176,650

179,000	Sysco Corporation	6,193,400

170,000	Wal-Mart Stores, Inc.	8,013,800
	Financials – 16.5%

100,000	AFLAC Incorporated	4,065,000

139,000	American International Group, Inc.	7,068,150

120,000	Bank of New York Company, Inc.	3,352,800

189,000	Citigroup Inc.	8,875,440

139,000	MBNA Corporation	2,745,250

46,000	Morgan Stanley	2,420,520

90,000	Wells Fargo & Company	5,394,600
	Healthcare – 22.6%

129,000	Amgen Inc. #	7,509,090

135,000	Johnson & Johnson	9,265,050

80,000	Eli Lilly and Company	4,677,600

55,000	Medco Health Solutions, Inc. #	2,803,350

138,000	Medtronic, Inc.	7,272,600

135,000	Pfizer Inc.	3,667,950

86,000	Stryker Corporation	4,175,300

39,000	UnitedHealth Group Incorporated	3,685,890

40,000	Zimmer Holdings, Inc. #	3,256,800
	Industrials – 9.2%

45,000	Emerson Electric Co	2,820,150

280,000	General Electric Company	10,136,000

37,000	3M Co.	2,829,390

30,000	United Technologies Corporation	3,051,600
	Information Technology – 23.0%

337,000	Cisco Systems, Inc. #	5,823,360

215,000	Dell Inc. #	7,488,450

222,000	Intel Corporation	5,221,440

75,000	International Business Machines Corporation (IBM)	5,728,500

85,000	Linear Technology Corporation	3,037,900

388,000	Microsoft Corporation	9,816,400

351,000	Oracle Corporation #	4,057,560

85,000	Qualcomm Inc	2,965,650

120,000	Texas Instruments Incorporated	2,995,200
	Total Common Stocks – (cost $221,289,927)	199,177,630

Principal Amount (000)	Description	Market Value
	REPURCHASE AGREEMENTS – 2.2%

$4,586	State Street Bank Repurchase Agreement, 2.700%, dated 4/29/05, due 5/02/05, repurchase price $4,587,401, collateralized by $4,650,000 U.S. Treasury Notes, 3.750%, due 3/31/07, value $4,679,063	$4,586,369

	Total Repurchase Agreements (cost $4,586,369)	4,586,369

	Total Investments (cost$225,876,296) – 99.3%	203,763,999

	Other Assets Less Liabilities – 0.7%	1,326,577

	Net Assets – 100%	$205,090,576

	# Non-income producing.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2005, the cost of investments was $225,917,239.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as follows:

	Gross unrealized:
	Appreciation	$13,155,652
	Depreciation	(35,308,892)

	Net unrealized appreciation (depreciation) of investments	$(22,153,240)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Investment Trust II

By (Signature and Title)*	/s/ Jessica R. Droeger
Vice President and Secretary

Date	June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date	June 28, 2005

By (Signature and Title)*	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date	June 28, 2005